UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Applied Finance Dividend Fund; Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”)

SEMI-ANNUAL
REPORT

For the six months ended October 31, 2022 (unaudited)

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund*

Applied Finance Explorer Fund

Applied Finance Select Fund

*Formerly Applied Finance Core Fund

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Portfolio Composition as of October 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	18.84%
Health Care	15.95%
Industrial	11.14%
Consumer Discretionary	11.09%
Utilities	7.66%
Information Technology	7.55%
Consumer Staples	7.28%
Energy	6.58%
Real Estate	2.71%
Materials	2.40%
Telecommunications	1.67%
Exchange Traded Funds:
Large Cap	5.12%
Money Market Fund	1.79%
Total Investments	99.78%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Schedule of InvestmentsOctober 31, 2022 (unaudited)

		Shares	Fair Value
92.87%	COMMON STOCKS

11.09%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	5,304	$759,215
	Hasbro, Inc.	10,454	682,123
	Home Depot, Inc.	2,500	740,325
	Target Corp.	3,581	588,179
	Whirlpool Corp.	3,383	467,666
			3,237,508

7.28%	CONSUMER STAPLES
	Unilever, N.V.	12,148	552,855
	Walgreens Boots Alliance, Inc.	20,511	748,651
	Walmart, Inc.	5,797	825,087
			2,126,593

6.58%	ENERGY
	Chevron Corp.	5,476	990,608
	Marathon Petroleum Corp.	8,196	931,230
			1,921,838

18.84%	FINANCIALS
	Ameriprise Financial, Inc.	2,706	836,479
	Huntington Bancshares, Inc.	58,311	885,161
	JPMorgan Chase & Co.	4,667	587,482
	The PNC Financial Services Group, Inc.	4,842	783,581
	Prudential Financial, Inc.	8,285	871,499
	State Street Corp.	9,297	687,978
	The Travelers Companies, Inc.	4,601	848,700
			5,500,880

15.95%	HEALTH CARE
	Abbott Laboratories	7,300	722,262
	Eli Lilly and Co.	2,173	786,822
	Johnson & Johnson	4,509	784,431

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
	Merck & Co., Inc.	8,219	$831,763
	Novartis AG	9,590	778,037
	Pfizer, Inc.	16,184	753,365
			4,656,680

11.14%	INDUSTRIAL
	Eaton Corp. PLC	5,362	804,675
	Norfolk Southern Corp.	3,339	761,526
	PACCAR, Inc.	8,800	852,104
	Raytheon Co.	8,794	833,847
			3,252,152

7.55%	INFORMATION TECHNOLOGY
	Accenture PLC	1,825	518,117
	Cisco Systems, Inc.	13,192	599,313
	Intel Corp.	13,509	384,061
	Microsoft Corp.	3,028	702,890
			2,204,381

2.40%	MATERIALS
	LyondellBasell Industries N.V.	9,183	702,040

2.71%	REAL ESTATE
	Omega Healthcare Investors, Inc.	24,855	789,892

1.67%	TELECOMMUNICATIONS
	Verizon Communications, Inc.	13,035	487,118

7.66%	UTILITIES
	Public Services Enterprise Group, Inc.	12,947	725,938
	Sempra Energy	4,956	748,059
	UGI Corp.	21,600	763,128
			2,237,125

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
92.87%	TOTAL COMMON STOCKS		$27,116,207
	(Cost: $28,664,004)

5.12%	EXCHANGE TRADED FUNDS

5.12%	LARGE CAP
	Applied Finance Valuation Large Cap ETF*	44,600	1,046,923
	iShares Russell 1000 Value ETF	3,000	449,220
			1,496,143

5.12%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,487,756)		1,496,143

1.79%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 2.92%**	521,737	521,737

1.79%	TOTAL MONEY MARKET FUND
	(Cost: $521,737)		521,737

99.78%	TOTAL INVESTMENTS
	(Cost: $30,673,797)		29,134,087
0.22%	Other assets, net of liabilities		64,283
100.00%	NET ASSETS - 100.00%		$29,198,370

*Non-income producing

**Effective 7 day yield as of October 31, 2022

SEMI-ANNUAL REPORT

Applied finance explorer fund

Portfolio Compositionas of October 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	20.61%
Health Care	12.47%
Industrial	12.04%
Consumer Discretionary	10.32%
Information Technology	7.18%
Energy	6.94%
Real Estate	5.67%
Materials	4.39%
Consumer Staples	4.02%
Utilities	3.71%
Communication Services	3.39%
Exchange Traded Funds:
Small Cap	0.09%
Money Market Fund	10.39%
Total Investments	101.22%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of InvestmentsOctober 31, 2022 (unaudited)

		Shares	Fair Value
90.74%	COMMON STOCKS

3.39%	COMMUNICATION SERVICES
	Cars.com, Inc.*	193,428	$2,684,781
	John Wiley & Sons, Inc.	45,259	1,909,477
	Sinclair Broadcast Group, Inc. - Class A	102,472	1,825,026
	Tegna, Inc.	103,127	2,153,292
	Ziff Davis, Inc.*	26,505	2,051,222
			10,623,798

10.32%	CONSUMER DISCRETIONARY
	Academy Sports and Outdoors, Inc.	67,218	2,959,609
	Asbury Automotive Group, Inc.*	14,672	2,314,508
	Caleres, Inc.	108,444	2,963,774
	Designer Brands, Inc.	126,159	1,921,402
	Everi Holdings, Inc.*	130,178	2,470,778
	Golden Entertainment, Inc.*	52,930	2,234,705
	Group I Automotive, Inc.	15,797	2,732,881
	Installed Building Products, Inc.	26,474	2,276,764
	Malibu Boats, Inc. - Class A*	39,244	2,076,008
	MarineMax, Inc.*	64,254	2,076,047
	Meritage Home Corp.*	27,844	2,120,599
	Patrick Industries, Inc.	39,329	1,797,729
	Rent-A-Center, Inc.	98,685	2,057,582
	Taylor Morrison Home Corp.*	90,916	2,394,727
			32,397,113

4.02%	CONSUMER STAPLES
	The Anersons, Inc.	50,000	1,763,500
	Bellrings Brands, Inc.*	71,480	1,731,246
	Performance Food Group Co.*	38,618	2,009,681
	SpartanNash Co.	77,554	2,769,453
	Sprouts Farmers Market, Inc.*	72,273	2,132,053
	United Natural Foods, Inc.*	52,329	2,219,273
			12,625,206

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
6.94%	ENERGY
	Antero Resources Corp.*	54,113	$1,983,783
	Chord Energy Corp.	8,292	1,269,422
	CNX Resources Corp.*	99,097	1,665,821
	Consol Energy, Inc.	30,244	1,905,977
	Earthstone Energy, Inc.*	90,000	1,454,400
	EQT Corp.	40,910	1,711,674
	Magnolia Oil and Gas Corp.	59,300	1,522,824
	Murphy Oil Corp.	42,644	2,068,660
	Northern Oil and Gas, Inc.	67,757	2,313,224
	PBF Energy Inc. - Class A*	50,000	2,212,500
	PDC Energy, Inc.	27,848	2,008,955
	SM Energy Co.	37,149	1,670,962
			21,788,202

20.61%	FINANCIALS
	Arbor Realty Trust, Inc.	172,439	2,374,485
	Cadence Bank	88,666	2,451,615
	Customers Bancorp, Inc.*	65,658	2,212,018
	Donnelly Financial Solutions, Inc.*	82,694	3,343,318
	Encore Capital Group, Inc.*	50,404	2,566,572
	Enova International, Inc.*	77,446	2,903,451
	Federated Hermies, Inc.*	40,000	1,390,000
	Hancock Whitney Corp.	60,658	3,388,962
	Lakeland Bancorp, Inc.	56,493	1,053,594
	Navient Corp.	168,705	2,554,194
	Old National Bancorp.	138,931	2,717,490
	Open Lending Corp. - Class A*	89,258	639,980
	Pathward Financial, Inc.	60,000	2,521,800
	PennyMac Financial Services, Inc.	57,743	3,078,857
	Piper Sandler Cos.	19,071	2,440,516
	Preferred Bank/Los Angeles	42,528	3,269,127
	PROG Holdings, Inc.*	94,917	1,568,029
	QCR Holdings, Inc.	43,555	2,208,674
	Radian Group Inc.	102,373	2,136,524

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
	RITHM Capital Corp.	278,339	$2,346,398
	SLM Corp.	160,733	2,666,560
	Steward Information Services Corp.	50,227	1,956,844
	Stonex Group, Inc.*	32,745	3,055,763
	Valley National Bancorp	176,702	2,097,453
	Victory Capital Holdings, Inc.*	94,575	2,735,109
	Virtus Investment Partners, Inc.	12,717	2,180,838
	WSFS Financial, Corp.	61,082	2,843,978
			64,702,149

12.47%	HEALTH CARE
	Allscripts Healthcare Solutons, Inc.*	157,305	2,312,383
	AMN Healthcare Services, Inc.*	24,763	3,107,756
	Catalyst fPharmaceuticals, Inc.	131,377	1,822,199
	Collegium Pharmaceutical, Inc.*	116,534	2,090,620
	Corcept Therapeutics, Inc.	65,000	1,859,000
	The Ensign Group, Inc.	35,910	3,224,000
	Fulgent Genetics, Inc.*	16,876	668,796
	Innoviva, Inc.*	197,171	2,673,639
	Ironwood Pharmaceuticals, Inc.*	238,881	2,613,358
	Medpace Holdings, Inc.*	15,998	3,551,236
	Nextgen Healthcare, Inc.	94,277	1,889,311
	Owens & Minor, Inc.	80,516	1,368,772
	Patterson Companies, Inc.	79,051	2,052,954
	Premier, Inc. - Class A	75,566	2,635,742
	Prestige Consumer Healthcare, Inc.*	41,974	2,286,744
	Tenet Healthcare Corp.*	51,504	2,284,717
	United Therapeutics Corp.*	11,702	2,697,662
			39,138,889

12.04%	INDUSTRIAL
	Atlas Air Worldwide Holdings*	26,715	2,701,955
	Avis Budget Group, Inc.*	9,871	2,334,097
	Beacon Roofing Supply, Inc.*	35,667	2,009,835
	Builders FirstSource, Inc.*	37,124	2,289,066

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
	Encore Wire Corp.	15,118	$2,080,086
	GMS, Inc.*	42,738	2,017,234
	GENCO Shipping	119,285	1,598,419
	GrafTech International Ltd.	181,476	923,713
	Herc Holdings, Inc.	17,305	2,035,241
	Hillenbrand, Inc.	46,373	2,048,759
	Marten Transport, Ltd.	102,910	1,931,621
	Matson, Inc.	23,424	1,723,538
	Mueller Industries, Inc.	34,291	2,147,988
	NV5 Global, Inc.*	16,308	2,363,845
	Schneider National, Inc.	71,025	1,579,596
	UFP Industries, Inc.	21,639	1,541,346
	Veritiv Corp.*	21,736	2,527,027
	Werner Enterprise, Inc.	48,733	1,910,334
	WESCO international Inc.	14,830	2,043,129
			37,806,829

7.18%	INFORMATION TECHNOLOGY
	Consensus Cloud Solutions*	41,371	2,322,568
	CSG Systems International, Inc.	32,887	2,126,802
	Diodes, Inc.*	27,773	1,990,491
	ePlus, Inc.*	29,693	1,446,643
	Ichor Holdings, Ltd.*	59,148	1,504,725
	Insight Enterprises, Inc.*	21,261	2,009,377
	MaxLinear, Inc.*	28,648	884,650
	NetGear Inc.*	109,164	2,145,073
	Progress Software Corp.	42,438	2,165,611
	ScanSource, Inc.*	65,068	2,015,807
	SMART Global Holdings, Inc.*	70,673	956,206
	Synaptics, Inc.*	14,916	1,321,558
	Ultra Clean Holdings, Inc.*	53,389	1,660,932
			22,550,443

4.39%	MATERIALS
	AdvanSix, Inc.	46,101	1,677,154
	Boise Cascade Co.	30,027	2,004,903

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
	Cleanwater Paper Corp.*	44,932	$1,998,575
	Commercial Metals Co.	53,392	2,429,336
	Element Solutions, Inc.	90,581	1,557,993
	Ryerson Holding Corp.	63,384	2,126,533
	Tronox Holdings PLC	109,171	1,310,052
	Warrior Met Coal, Inc.	18,339	681,110
			13,785,656

5.67%	REAL ESTATE
	Brandywine Realty Trust	149,858	983,068
	CoreCivic, Inc.*	177,156	1,854,823
	DiamondRock Hospitality Co.	215,438	2,012,191
	Kite Realy Group Trust	127,695	2,507,930
	The Macerich Co.	203,828	2,268,606
	National Storage Affliates	45,482	1,940,262
	Newmark Group Inc. - Class A	193,978	1,588,680
	Office Properties Income Trust	103,143	1,578,088
	Paramount Group, Inc.	197,031	1,274,791
	Piedmont Office Realty	169,700	1,773,365
			17,781,804

3.71%	UTILITIES
	Brookfield Infrastructure Corp.	69,973	3,017,236
	Montauk Renewables, Inc.*	80,000	1,197,600
	New Jersey Resources Corp.	88,249	3,939,435
	Otter Tail Corp.	51,724	3,487,232
			11,641,503

90.74%	TOTAL COMMON STOCKS
	(Cost: $281,551,236)		284,841,592

0.09%	EXCHANGE TRADED FUNDS

0.09%	SMALL CAP
	iShares Russell 2000 ETF	900	164,997
	iShares Russell 2000 Growth ETF	500	113,130
			278,127

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
0.09%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $212,820)		$278,127

10.39%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional 2.92%**	32,606,759	32,606,759

	TOTAL MONEY MARKET FUND
	(Cost: $32,606,759)		32,606,759

101.22%	TOTAL INVESTMENTS
	(Cost: $314,370,815)		317,726,478
(1.22%)	Liabilities in excess of other assets		(3,825,305)
100.00%	NET ASSETS		$313,901,173

*Non-income producing

**Effective 7 day yield as of October 31, 2022

SEMI-ANNUAL REPORT

Applied finance select fund

Portfolio Compositionas of October 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	24.73%
Consumer Discretionary	13.29%
Health Care	12.23%
Financials	11.58%
Consumer Staples	8.34%
Industrial	8.20%
Energy	5.17%
Utilities	2.57%
Materials	2.39%
Real Estate	2.38%
Telecommunication Services	1.86%
Money Market Fund	10.82%
Total Investments	103.56%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of InvestmentsOctober 31, 2022 (unaudited)

		Shares	Fair Value
92.74%	COMMON STOCKS

13.29%	CONSUMER DISCRETIONARY
	Aptiv PLC*	93,974	$8,558,212
	Darden Restaurants, Inc.	59,111	8,461,149
	LKQ Corp.	156,725	8,720,179
	Lowe’s Cos., Inc.	43,590	8,497,871
	Target Corp.	49,515	8,132,839
	The Walt Disney Co.*	65,026	6,927,870
			49,298,120

8.34%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	27,547	6,806,313
	CVS Health Corp.	60,633	5,741,945
	Tyson Foods, Inc. - Class A	85,854	5,868,121
	Walgreens Boots Alliance, Inc.	155,023	5,658,340
	Walmart, Inc.	48,128	6,850,058
			30,924,777

5.17%	ENERGY
	Chevron Corp.	36,745	6,647,171
	ConocoPhillips	50,603	6,380,532
	Valero Energy Corp.	48,908	6,140,399
			19,168,102

11.58%	FINANCIALS
	The Allstate Corp.	44,452	5,612,065
	Ameriprise Financial, Inc.	21,514	6,650,408
	Bank of America Corp.	166,306	5,993,668
	Capital One Financial Corp.	52,889	5,607,292
	JPMorgan Chase & Co.	46,919	5,906,164
	MetLife, Inc.	93,000	6,808,530
	The Travelers Cos., Inc.	34,539	6,371,064
			42,949,191

12.23%	HEALTH CARE
	Danaher Corp.	25,603	6,443,507
	McKesson Corp.	19,573	7,621,139

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
	Merck & Co., Inc.	72,352	$7,322,022
	Pfizer, Inc.	114,109	5,311,774
	Regeneron Pharmaceuticals, Inc.*	9,000	6,738,750
	Stryker Corp.	27,114	6,215,613
	Thermo Fisher Scientific, Inc.	11,085	5,697,357
			45,350,162

8.20%	INDUSTRIAL
	Cummins, Inc.	23,588	5,767,502
	Quanta Services, Inc.	37,248	5,290,706
	Roper Technologies, Inc.	11,403	4,727,000
	Union Pacific Corp.	24,228	4,776,308
	United Rentals, Inc.*	15,000	4,735,650
	Westinghouse Air Brake Technologies Corp.	55,000	5,130,400
			30,427,566

24.73%	INFORMATION TECHNOLOGY
	Alphabet, Inc. - Class A*	67,420	6,371,864
	Apple, Inc.	67,909	10,413,166
	Cisco Systems, Inc.	225,133	10,227,792
	Fiserv, Inc.*	103,093	10,591,775
	HP, Inc.	324,645	8,966,695
	Intel Corp.	294,807	8,381,363
	International Business Machines Corp.	78,776	10,893,933
	KLA Corp.	33,108	10,477,026
	Mastercard, Inc. - Class A	31,447	10,320,276
	Meta Platforms, Inc.*	54,345	5,062,780
			91,706,670

2.39%	MATERIALS
	Celanese Corp. - Class A	46,000	4,421,520
	CF Industries Holdings, Inc.	41,960	4,458,670
			8,880,190

2.38%	REAL ESTATE
	Host Hotels & Resorts, Inc.	468,113	8,837,973

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
1.86%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.	184,410	$6,891,402

2.57%	UTILITIES
	DTE Energy Co.	42,702	4,787,321
	Public Service Enterprise Group, Inc.	84,753	4,752,101
			9,539,422

92.74%	TOTAL COMMON STOCKS
	(Cost: $286,950,883)		343,973,575

10.82%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 2.92%**	40,134,265	40,134,265
	(Cost: $40,134,265)

103.56%	TOTAL INVESTMENTS
	(Cost: $ 327,085,148)		384,107,840
(3.56%)	Liabilities in excess of other assets		(13,213,658)
100.00%	NET ASSETS		$370,894,182

*Non-income producing

**Effective 7 day yield as of October 31, 2022

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Assets and Liabilities

Applied finance funds

October 31, 2022 (unaudited)

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at fair value*	$29,134,087	$317,726,478	$384,107,840
Receivable for capital stock sold	535	830,865	497,388
Dividends and interest receivable	57,904	180,202	366,965
Tax reclaims receivable	32,152	—	—
Prepaid expenses	46,250	82,198	92,730
TOTAL ASSETS	29,270,928	318,819,743	385,064,923

LIABILITIES
Payable for securities purchased	—	4,445,829	10,892,581
Payable for capital stock redeemed	37,507	270,172	3,082,004
Accrued investment advisory fees	2,947	141,935	142,339
Accrued 12b-1 fees	5,150	33,177	8,506
Accrued administrative, accounting and transfer agent fees	8,862	15,818	40,846
Accrued professional fees	11,416	—	—
Other accrued expenses	6,676	11,639	4,465
TOTAL LIABILITIES	72,558	4,918,570	14,170,741
NET ASSETS	$29,198,370	$313,901,173	$370,894,182
Net Assets Consist of:
Paid-in-capital	$26,970,690	$304,073,325	$305,707,567
Distributable earnings	2,227,680	9,827,848	65,186,615
Net Assets	$29,198,370	$313,901,173	$370,894,182

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$19,388,039	$201,482,326	$337,110,295
Investor Class	9,810,331	112,418,847	33,783,887
Total	$29,198,370	$313,901,173	$370,894,182
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	1,740,045	11,605,418	18,919,081
Investor Class	895,964	6,519,336	1,906,538
Total	2,636,009	18,124,754	20,825,619
Net Asset Value Per Share
Institutional Class	$11.14	$17.36	$17.82
Investor Class	10.95	17.24	17.72
Short-Term Redemption Fee Price Per Share(A)
Institutional Class	10.92	17.01	17.46
Investor Class	10.73	16.90	17.37

* Identified cost of	$30,673,497	$314,370,815	$327,085,148

(A)Applied Finance Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Operations

Applied finance funds

For the six months ended October 31, 2022 (unaudited)

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $196, $8,683, $-, respectively)	$544,980	$2,322,052	$3,412,765
Interest	1,690	202,918	212,118
Total investment income	546,670	2,524,970	3,624,883
EXPENSES
Investment advisory fees (Note 2)	142,475	1,617,104	1,549,918
Rule 12b-1 and servicing fees (Note 2)
Investor Class	12,399	132,606	41,322
Recordkeeping and fund administrative services (Note 2)	12,326	58,479	75,241
Accounting fees (Note 2)	4,886	36,465	48,429
Custody fees	3,787	12,762	13,332
Transfer agent fees (Note 2)	16,240	41,459	45,148
Professional fees	18,270	20,641	23,304
Filing and registration fees	27,530	40,803	39,627
Trustees fees	860	6,132	8,192
Compliance fees	2,229	4,289	4,994
Shareholder services and reports	9,417	17,107	18,673
Shareholder servicing (Note 2)
Institutional Class	6,111	71,047	115,266
Investor Class	9,322	79,564	32,157
Insurance	2,422	3,656	4,739
Proxy expense	5,729	—	—
Interest expense**	210	—	—
Other	5,995	16,342	16,477
Total expenses	280,208	2,158,456	2,036,819
Management fee waivers (Note 2)	(111,480)	(848,484)	(703,899)
Net expenses	168,728	1,309,972	1,332,920
Net investment income	377,942	1,214,998	2,291,963
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(545,966)	(234,751)	1,569,352
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,049,972)	(9,681,540)	(15,955,133)
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(1,595,938)	(9,916,291)	(14,385,781)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,217,996)	$(8,701,293)	$(12,093,818)

**Includes overdraft fees charged by custodian

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Changes in Net Assets

Applied finance funds

October 31, 2022 (unaudited)

	Applied Finance Dividend Fund		Applied Finance Explorer Fund		Applied Finance Select Fund
	Six months ended October 31, 2022 (unaudited)	Year ended April 30, 2022	Six months ended October 31, 2022 (unaudited)	Year ended April 30, 2022	Six months ended October 31, 2022 (unaudited)	Year ended April 30, 2022
OPERATIONS
Net investment income	$377,942	$588,839	$1,214,998	$641,659	$2,291,963	$2,870,365
Net realized gain (loss) on investments and foreign currency transactions	(545,966)	21,802,432	(234,751)	6,205,040	1,569,352	5,488,665
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	(1,049,972)	(20,693,185)	(9,681,540)	(8,556,955)	(15,955,133)	(6,075,262)
Increase (decrease) in net assets from operations	(1,217,996)	1,698,086	(8,701,293)	(1,710,256)	(12,093,818)	2,283,768
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	(13,097,413)	—	(911,065)	—	(6,881,730)
Investor Class	—	(4,253,954)	—	(567,205)	—	(583,529)
Decrease in net assets from distributions	—	(17,351,367)	—	(1,478,270)	—	(7,465,259)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	259,778	3,053,342	66,142,620	98,949,891	63,131,323	102,419,181
Investor Class	1,896,087	525,263	41,040,771	91,653,048	11,345,573	13,970,011
Distributions reinvested
Institutional Class	—	12,576,029	—	587,657	—	4,057,487
Investor Class	—	4,124,895	—	523,330	—	467,103
Shares redeemed
Institutional Class(A)	(4,178,839)	(19,277,878)	(21,487,548)	(15,890,782)	(27,784,662)	(41,780,553)
Investor Class(B)	(1,681,221)	(3,513,475)	(17,557,582)	(37,931,464)	(5,329,974)	(6,075,744)
Increase (decrease) in net assets from capital stock transactions	(3,704,195)	(2,511,824)	68,138,261	137,891,680	41,362,260	73,057,485
NET ASSETS
Increase (decrease) during year	(4,922,191)	(18,165,105)	59,436,968	134,703,154	29,268,442	67,875,994
Beginning of year	34,120,561	52,285,666	254,464,205	119,761,051	341,625,740	273,749,746
End of year	$29,198,370	$34,120,561	$313,901,173	$254,464,205	$370,894,182	$341,625,740
(A)Includes redemption fees of:	$142	$6,672	$10,548	$17,201	$19,446	$16,561
(B)Includes redemption fees of:	$1,063	$823	$27,014	$151,657	$1,102	$7,053

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Financial Highlights

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

	Institutional Class Shares
	Six months ended October 31, 2022 (unaudited)		Years ended April 30,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.50		$16.79		$11.99		$14.22		$17.77		$15.64
Investment activities
Net investment income (loss)(1)	0.14		0.19		0.10		0.15		0.10		0.08
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.50)		0.36		6.11		(1.62)		0.22		2.60
Total from investment activities	(0.36)		0.55		6.21		(1.47)		0.32		2.68
Distributions
Net investment income	—		(0.08)		(0.13)		(0.02)		(0.09)		(0.08)
Net realized gain	—		(5.76)		(1.28)		(0.74)		(3.78)		(0.47)
Total distributions	—		(5.84)		(1.41)		(0.76)		(3.87)		(0.55)
Paid-in capital from redemption fees	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—
Net asset value, end of period	$11.14		$11.50		$16.79		$11.99		$14.22		$17.77
Total Return(3)	(3.13%)		2.05%		53.94%		(11.38%)		5.15%		17.10%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.65	%(5)	1.41	%(5)	1.52	%(5)	1.44	%(5)	1.30	%(5)	1.29	%(5)
Expenses, net of management fee waivers and reimbursements	0.99	%(6)	0.95%		0.95%		0.96	%(6)	0.97	%(6)	0.97	%(6)
Net investment income (loss)	2.48%		1.34%		0.70%		1.07%		0.61%		0.49%
Portfolio turnover rate(3)	10.68%		81.95%		14.95%		29.91%		50.69%		75.46%
Net assets, end of period (000’s)	$19,388		$24,173		$39,543		$28,082		$69,710		$76,749

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.61% for the six months ended October 31, 2022 and 1.41% 1.52%, 1.43%, 1.28% and 1.27%, for the years ended April 30, 2022 through April 30, 2018, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the six months ended October 31, 2022, and 0.95% for the years ended April 30, 2020 through April 30, 2018, respectively.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

Applied finance DIVIDEND fund

Financial Highlights

	Investor Class Shares
	Six months ended October 31, 2022 (unaudited)		Years ended April 30,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.31		$16.61		$11.94		$14.17		$17.74		$15.63
Investment activities
Net investment income (loss)(1)	0.12		0.16		0.06		0.12		0.06		0.04
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.48)		0.35		6.06		(1.61)		0.21		2.59
Total from investment activities	(0.36)		0.51		6.12		(1.49)		0.27		2.63
Distributions
Net investment income	—		(0.05)		(0.17)		—		(0.07)		(0.05)
Net realized gain	—		(5.76)		(1.28)		(0.74)		(3.78)		(0.47)
Total distributions	—		(5.81)		(1.45)		(0.74)		(3.85)		(0.52)
Paid-in capital from redemption fees	—	(2)	—	(2)	—	(2)	—	(2)	0.01		—
Net asset value, end of period	$10.95		$11.31		$16.61		$11.94		$14.17		$17.74
Total Return(3)	(3.18%)		1.80%		53.41%		(11.54%)		4.89%		16.79%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.04	%(5)	1.80	%(5)	1.88	%(5)	1.79	%(5)	1.63	%(5)	1.55	%(5)
Expenses, net of management fee waivers and reimbursements	1.24	%(6)	1.20%		1.20%		1.21	%(6)	1.21	%(6)	1.22	%(6)
Net investment income (loss)	2.18%		1.13%		0.45%		0.85%		0.27%		0.24%
Portfolio turnover rate(3)	10.68%		81.95%		14.95%		29.91%		42.66%		75.46%
Net assets, end of period (000’s)	$9,810		$9,948		$12,742		$9,301		$15,488		$99,497

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.00% for the six months ended October 31, 2022, and 1.80%, 1.88%, 1.78%, 1.61% and 1.53%, for the years ended April 30, 2022 through April 30, 2018, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the six months ended October 31, 2022, and 1.20% for the years ended April 30, 2020 through April 30, 2018, respectively.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

	Institutional Class Shares
	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021		2020		2019		2018
Net asset value, beginning of period	$17.93	$17.31	$9.09		$10.89		$11.94		$10.71
Investment activities
Net investment income (loss)(1)	0.08	0.08	0.02		0.09		0.06		—	(2)
Net realized and unrealized gain (loss) on investments	(0.65)	0.70	8.26		(1.81)		(0.11)		1.46
Total from investment activities	(0.57)	0.78	8.28		(1.72)		(0.05)		1.46
Distributions
Net investment income	—	(0.04)	(0.06)		(0.09)		(0.02)		—
Net realized gain	—	(0.12)	—		—		(0.98)		(0.23)
Total distributions	—	(0.16)	(0.06)		(0.09)		(1.00)		(0.23)
Paid-in capital from redemption fees	— (2)	— (2)	—	(2)	0.01		—	(2)	—
Net asset value, end of period	$17.36	$17.93	$17.31		$9.09		$10.89		$11.94
Total Return(3)	(3.18%)	4.50%	91.26%		(15.88%)		0.68%		13.67%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.40%	1.45%	1.61	%(5)	1.90	%(5)	1.82	%(5)	1.97	%(5)
Expenses, net of management fee waivers and reimbursements	0.83%	0.83%	0.86	%(6)	0.83	%(6)	0.83	%(6)	0.94	%(6)
Net investment income (loss)	0.95%	0.45%	0.15%		0.82%		0.51%		0.04%
Portfolio turnover rate(3)	18.05%	31.62%	42.02%		228.89%		107.77%		82.63%
Net assets, end of period (000’s)	$201,482	$161,652	$79,647		$13,360		$18,151		$13,883

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.58%, 1.90%, 1.82% and 1.97%, for the years ended April 30, 2021 through April 30, 2018, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83%, 0.82%, 0.83% and 0.94%, for the years ended April 30, 2021 through April 30, 2018, respectively.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

	Investor Class Shares
	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021		2020		2019		2018
Net asset value, beginning of period	$17.82	$17.19	$9.02		$10.80		$11.86		$10.67
Investment activities
Net investment income (loss)(1)	0.06	0.04	(0.02)		0.07		0.03		(0.03)
Net realized and unrealized gain (loss) on investments	(0.64)	0.68	8.19		(1.80)		(0.11)		1.45
Total from investment activities	(0.58)	0.72	8.17		(1.73)		(0.08)		1.42
Distributions
Net investment income	—	(0.01)	(0.02)		—		—		—
Net realized gain	—	(0.12)	—		(0.05)		(0.98)		(0.23)
Total distributions	—	(0.13)	(0.02)		(0.05)		(0.98)		(0.23)
Paid-in capital from redemption fees	— (2)	0.04	0.02		—	(2)	—	(2)	—
Net asset value, end of period	$17.24	$17.82	$17.19		$9.02		$10.80		$11.86
Total Return(3)	(3.25%)	4.40%	90.87%		(16.10%)		0.38%		13.34%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.72%	1.76%	1.96	%(5)	2.34	%(5)	2.23	%(5)	2.42	%(5)
Expenses, net of management fee waivers and reimbursements	1.08%	1.08%	1.11	%(6)	1.08	%(6)	1.08	%(6)	1.22	%(6)
Net investment income (loss)	0.70%	0.20%	(0.13%)		0.64%		0.24%		(0.24%)
Portfolio turnover rate(3)	18.05%	31.62%	42.02%		228.89%		107.77%		82.63%
Net assets, end of period (000’s)	$112,419	$92,813	$40,114		$3,491		$2,682		$2,314

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.76%, 1.93%, 2.34%, 2.23% and 2.42%, for the years ended April 30, 2022 through April 30, 2018, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08%, 1.08%, 1.08%, 1.08% and 1.22% for the years ended April 30, 2022 through April 30, 2018, respectively.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Selected Per Share Data Throughout Each Period

Applied finance Select fund

Financial Highlights

	Institutional Class Shares
	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.50	$18.62	$12.11	$12.77	$11.76	$10.30
Investment activities
Net investment income (loss)(1)	0.12	0.18	0.15	0.16	0.14	0.10
Net realized and unrealized gain (loss) on investments	(0.80)	0.17	6.56	(0.70)	1.01	1.62
Total from investment activities	(0.68)	0.35	6.71	(0.54)	1.15	1.72
Distributions
Net investment income	—	(0.16)	(0.14)	(0.12)	(0.06)	(0.07)
Net realized gain	—	(0.31)	(0.06)	— (2)	(0.08)	(0.19)
Total distributions	—	(0.47)	(0.20)	(0.12)	(0.14)	(0.26)
Paid-in capital from redemption fees	— (2)	— (2)	— (2)	— (2)	— (2)	—
Net asset value, end of period	$17.82	$18.50	$18.62	$12.11	$12.77	$11.76
Total Return(3)	(3.68%)	1.82%	55.70%	(4.34%)	10.02%	16.66%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.15%	1.16%	1.23%	1.27%	1.31%	1.67%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%	0.76%
Net investment income (loss)	1.35%	0.95%	0.97%	1.27%	1.14%	0.82%
Portfolio turnover rate(3)	4.19%	8.26%	13.89%	9.66%	42.05%	211.64%
Net assets, end of period (000’s)	$337,110	$312,612	$252,690	$126,669	$73,018	$30,752

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Selected Per Share Data Throughout Each Period

Applied finance Select fund

Financial Highlights

	Investor Class Shares
	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.42	$18.54	$12.07	$12.73	$11.75	$10.30
Investment activities
Net investment income (loss)(1)	0.10	0.13	0.11	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investments	(0.80)	0.16	6.53	(0.70)	1.01	1.60
Total from investment activities	(0.70)	0.29	6.64	(0.57)	1.11	1.68
Distributions
Net investment income	—	(0.11)	(0.11)	(0.09)	(0.06)	(0.04)
Net realized gain	—	(0.31)	(0.06)	— (2)	(0.08)	(0.19)
Total distributions	—	(0.42)	(0.17)	(0.09)	(0.14)	(0.23)
Paid-in capital from redemption fees	— (2)	0.01	— (2)	— (2)	0.01	—
Net asset value, end of period	$17.72	$18.42	$18.54	$12.07	$12.73	$11.75
Total Return(3)	(3.80%)	1.55%	55.30%	(4.54%)	9.80%	16.36%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.52%	1.48%	1.57%	1.66%	1.72%	2.30%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.07%
Net investment income (loss)	1.11%	0.69%	0.71%	1.03%	0.86%	0.71%
Portfolio turnover rate(3)	4.19%	8.26%	13.89%	9.66%	42.05%	211.64%
Net assets, end of period (000’s)	$33,784	$29,014	$21,060	$8,877	$6,030	$4,302

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial StatementsOctober 31, 2022 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund (“Dividend Fund”) was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, Dividend Fund was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund was reorganized into Investor Class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Dividend, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Recent Accounting Pronouncements and Regulatory updates

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The date for the Funds to comply with the requirements of Rule 18f-4 was August 19, 2022. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. As the Funds have determined to not be derivatives users at this time, the Funds have not been required to comply with Rule 18f-4.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). The date for the Funds to comply with the requirements of Rule 2a-5 was September 8, 2022. Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The Funds have adopted amended valuation policies and procedures to comply with Rule 2a-5.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Designee under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Valuation Designee, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect an actual market price for a security. Under Rule 2a-5 the Board has designated the Advisor as the Valuation Designee for the Fund to perform fair value determinations relating to all Fund investments.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Dividend Fund
Common Stocks	$27,116,207	$—	$—	$27,116,207
Exchange Traded Funds	1,496,143	—	—	1,496,143
Money Market Fund	521,737	—	—	521,737
	$29,134,087	$—	$—	$29,134,087

Explorer Fund
Common Stocks	$284,841,592	$—	$—	$284,841,592
Exchange Traded Funds	278,127	—	—	278,127
Money Market Fund	32,606,759	—	—	32,606,759
	$317,726,478	$—	$—	$317,726,478

Select Fund
Common Stocks	$343,973,575	$—	$—	$343,973,575
Money Market Fund	40,134,265	—	—	40,134,265
	$384,107,840	$—	$—	$384,107,840

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended October 31, 2022. The Funds held no Level 3 securities at any time during the six months ended October 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2019-2021), and the Funds’ tax positions expected to be taken in the Funds’ 2022 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2022, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.

Derivatives

The Dividend Fund may utilize derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Dividend Fund. The Dividend Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Dividend Fund held no derivatives during the six months ended October 31, 2022.

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Applied Finance Advisors, LLC (the “Advisor”), provides investment services for an annual fee on the daily net assets of the Funds.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

The Advisor earned and waived fees for the six months ended October 31, 2022 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend	0.90%	$142,475	$111,480
Explorer	1.14%	1,617,104	848,484
Select	0.90%	1,549,918	703,899

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2023 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of October 31, 2022, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2023	2024	2025	2026	Total
Dividend	$308,634	$265,422	$225,628	$111,480	$911,164
Explorer	208,540	333,261	1,191,063	848,484	2,581,348
Select	607,307	951,652	1,302,098	703,899	3,564,956

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended October 31, 2022, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$12,399 9,322 6,111
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	132,606 79,564 71,047
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	41,322 32,157 115,266

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the six months ended October 31, 2022, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend	$12,136	$15,628	$4,554
Explorer	56,829	36,397	33,668
Select	73,242	38,683	44,929

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Dividend	$3,329,038	$7,118,881
Explorer	106,631,195	51,726,008
Select	44,686,704	13,451,977
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes;

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended October 31, 2022 and for the year ended April 30, 2022 were as follows:

Dividend Fund
	Six months ended October 31, 2022 (unaudited)	Year ended April 30, 2022
Distributions paid from:
Ordinary income	$—	$284,280
Accumulated net realized gain on investments	—	17,067,087
	$—	$17,351,367

Explorer Fund
	Six months ended October 31, 2022 (unaudited)	Year ended April 30, 2022
Distributions paid from:
Ordinary income	$—	$363,762
Accumulated net realized gain on investments	—	1,114,508
	$—	$1,478,270

Select Fund
	Six months ended October 31, 2022 (unaudited)	Year ended April 30, 2022
Distributions paid from:
Ordinary income	$—	$4,162,943
Accumulated net realized gain on investments	—	3,302,316
	$—	$7,465,259

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$966,471	$1,581,115	$3,309,389
Accumulated net realized gain (loss) on investments	2,800,619	4,891,070	4,854,534
Net unrealized appreciation (depreciation) of investments	(1,539,410)	3,355,663	57,022,692
	$2,227,680	$9,827,848	$65,186,615

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend	$30,674,541	$2,168,207	$(3,707,617)	$(1,539,410)
Explorer	314,370,815	33,790,200	(30,434,537)	3,355,663
Select	327,085,148	79,523,670	(22,500,978)	57,022,692

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Six months ended October 31, 2022 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	23,697	169,489
Shares reinvested	—	—
Shares redeemed	(386,233)	(153,024)
Net increase (decrease)	(362,536)	16,465

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

Dividend Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	210,513	39,235
Shares reinvested	1,048,510	349,955
Shares redeemed	(1,512,242)	(276,848)
Net increase (decrease)	(253,219)	112,342

Explorer Fund
	Six months ended October 31, 2022 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	3,856,753	2,347,114
Shares reinvested	—	—
Shares redeemed	(1,269,555)	(1,035,306)
Net increase (decrease)	2,587,198	1,311,808

Explorer Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	5,239,523	4,925,793
Shares reinvested	31,375	28,091
Shares redeemed	(852,951)	(2,079,723)
Net increase (decrease)	4,417,947	2,874,161

Select Fund
	Six months ended October 31, 2022 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	3,594,935	635,287
Shares reinvested	—	—
Shares redeemed	(1,572,805)	(303,657)
Net increase (decrease)	2,022,131	331,630

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

Select Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	5,287,909	729,737
Shares reinvested	212,656	24,558
Shares redeemed	(2,171,588)	(315,474)
Net increase (decrease)	3,328,977	438,821

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of October 31, 2022, 18.84%, and 15.95% of the value of the net assets of the Dividend Fund were invested in securities within the Financials and Health Care sectors, respectively; 20.61% of the value of the net assets of the Explorer Fund were invested in securities within the Financials sector; and 24.73% of the value of the net assets of the Select Fund were invested in securities within the Information Technology sector.

NOTE 7 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2022 (unaudited)

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website http://www.sec.gov.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares for Dividend Fund, Explorer Fund, and Select Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2022 and held for the six months ended October 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/22	Ending Account Value 10/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/22
Dividend Fund
Institutional Class Actual	$1,000.00	$984.22	0.99%	$4.95
Institutional Class Hypothetical**	$1,000.00	$1,020.21	0.99%	$5.04
Investor Class Actual	$1,000.00	$983.95	1.24%	$6.20
Investor Class Hypothetical**	$1,000.00	$1,018.95	1.24%	$6.31
Explorer Fund
Institutional Class Actual	$1,000.00	$983.97	0.83%	$4.15
Institutional Class Hypothetical**	$1,000.00	$1,021.02	0.83%	$4.23
Investor Class Actual	$1,000.00	$983.59	1.08%	$5.40
Investor Class Hypothetical**	$1,000.00	$1,019.76	1.08%	$5.50
Select Fund
Institutional Class Actual	$1,000.00	$981.47	0.75%	$3.75
Institutional Class Hypothetical**	$1,000.00	$1,021.42	0.75%	$3.82
Investor Class Actual	$1,000.00	$980.84	1.00%	$4.99
Investor Class Hypothetical**	$1,000.00	$1,020.16	1.00%	$5.09

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

Applied finance funds

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

Applied finance funds

Important Disclosure Statement

The prospectuses of the Applied Finance Dividend Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (the “Funds”) contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0550 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Applied Finance Advisors, LLC (the “Advisor”) is the investment advisor for the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Funds’ total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

Investment Advisor:

Applied Finance Advisors, LLC
17806 IH 10, Suite 300
San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.
(a)(4)	Change in registrant’s independent public accountant: Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 9, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 9, 2023

* Print the name and title of each signing officer under his or her signature.